Leases	12 Months Ended
Mar. 31, 2018
Leases [Abstract]
Leases
8.	Leases

Sony leases certain communication and commercial equipment, plant, office space, warehouses, employees’ residential facilities and other assets. Certain of these leases have renewal and purchase options. Sony has also entered into capital lease arrangements with third parties to finance certain of its motion picture productions, as well as sale and leaseback transactions for office buildings, machinery and equipment.

(1)	Capital leases

Leased assets under capital leases are comprised of the following:

	Yen in millions
	March 31
Class of property	2017	2018
Machinery, equipment and others	66,722	82,260
Film costs	4,943	4,007
Accumulated amortization	(53,330)	(58,861)

	18,335	27,406

The following is a schedule by fiscal year of the future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of March 31, 2018:

Fiscal year ending March 31	Yen in millions
2019	12,326
2020	15,101
2021	8,787
2022	4,773
2023	3,573
Later fiscal years	12,424

Total minimum lease payments	56,984
Less — Amount representing interest	7,150

Present value of net minimum lease payments	49,834
Less — Current obligations	11,432

Long-term capital lease obligations	38,402

(2)	Operating leases

The minimum rental payments required under operating leases that have initial or remaining noncancelable lease terms in excess of one year at March 31, 2018 are as follows:

Fiscal year ending March 31	Yen in millions
2019	57,810
2020	64,380
2021	38,495
2022	24,993
2023	20,280
Later fiscal years	81,305

Total minimum future rentals	287,263

Rental expenses under operating leases for the fiscal years ended March 31, 2016, 2017 and 2018 were 94,000 million yen, 77,976 million yen and 77,950 million yen, respectively. Sublease rentals received under operating leases for the fiscal years ended March 31, 2016, 2017 and 2018 were 1,138 million yen, 1,157 million yen and 1,325 million yen, respectively. The total minimum rentals to be received in the future under noncancelable subleases for operating leases as of March 31, 2018 were 2,792 million yen.

(3)	Sale and leaseback transactions

Sale and leaseback transactions with SFIL -

Sony entered into sale and leaseback transactions regarding certain machinery and equipment with SFIL. In the fiscal years ended March 31, 2016, 2017 and 2018, transactions with total proceeds of 1,856 million yen, 2,679 million yen and 2,538 million yen, respectively and terms which averaged two years, have been accounted for as financings and are included within proceeds from issuance of long-term debt in the financing activities section of the consolidated statements of cash flows.